Cash and cash equivalents (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash	$ 1,038		$ 945
Short-term investments	3,045		2,586
Cash and cash equivalents, Total	$ 4,083	$ 4,922	$ 3,531	$ 13,227	$ 11,271	$ 7,584
Maturity period for classifying short-term investments as cash equivalents, maximum (in months)	3 months